DERIVATIVE LIABILITY (Details Textual) (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 0	$ (1,454,889)	$ 5,447,917
9% senior convertible promissory notes
Derivative [Line Items]
Amount of derivative liability reclassified to paid-in capital due to the conversion of the senior convertible promissory notes into common stock		7,750,289
Debt Instrument, Interest Rate, Stated Percentage	9.00%		9.00%
Derivative, Gain (Loss) on Derivative, Net	$ 0	$ (1,454,889)